Note 10 - Research and Development - Schedule of Research and Development (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Research and development expense	$ 11,084,509	$ 1,180,010	$ 4,999,944
Laboratory costs [member]
Statement Line Items [Line Items]
Research and development expense	18,394	21,105	23,718
Novel drug development [member]
Statement Line Items [Line Items]
Research and development expense	5,650,151	611,785	3,961,781
Patents and related payments [member]
Statement Line Items [Line Items]
Research and development expense	196,441	101,615	92,500
Salary and subcontractors [member]
Statement Line Items [Line Items]
Research and development expense	2,856,313	1,167,305	1,317,405
Share-based compensation [member]
Statement Line Items [Line Items]
Research and development expense, net	2,622,417	298,117	(48,128)
Investment tax credits [member]
Statement Line Items [Line Items]
Research and development expense, net	$ (259,207)	$ (1,019,917)	$ (347,332)